MoA Catholic Values Index Fund Shareholder Fees	Dec. 31, 2025 USD ($)
MoA Catholic Values Index Fund | MoA Catholic Values Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0.00